Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2012	Dec. 27, 2011
Deferred tax assets:
Equity-based compensation	$ 151	$ 366
Accrued liabilities	2,629	2,197
Deferred compensation	3,366	2,848
Deferred rent liabilities	6,212	3,198
Other	2,880	2,101
Total deferred tax assets	15,239	10,710
Deferred tax liabilities:
Property and equipment	11,759	7,559
Intangible assets	11,960	13,384
Other	245	100
Total deferred tax liabilities	23,964	21,043
Net deferred tax liabilities	$ (8,725)	$ (10,333)